Income Tax - Summary of Deferred Tax (Detail) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 31,028	£ 9,105	£ 8,388
Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	19,443	8,604	6,121
US Tax Credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	10,032
Accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	947
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	400
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	202	6
Temporary differences trading [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 4	£ 495	£ 2,267